Property and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property and equipment
Schedule of property and equipment, Rollforward of net book value

				Right
	Furniture	Data	Office	of
	and	centre	computer	use
	fixtures	equipment		assets	Total
	$	$	equipment $	$	$
Net book value – December 31, 2020	850,831	8,824	367,405	6,718,050	7,945,110
Additions	23,999	—	369,860	674,927	1,068,786
Depreciation	(232,625)	(7,244)	(270,978)	(3,133,430)	(3,644,277)

Net book value – December 31, 2021	642,205	1,580	466,287	4,259,547	5,369,619

	Furniture	Data	Office
	and	centre	computer	Right of
	fixtures	equipment	equipment	use assets	Total
	$	$	$	$	$
Net book value – December 31, 2019	373,330	21,351	482,641	6,101,512	6,978,834
Additions	693,599	—	100,005	4,129,910	4,923,514
Depreciation	(216,098)	(12,527)	(215,241)	(3,513,372)	(3,957,238)

Net book value – December 31, 2020	850,831	8,824	367,405	6,718,050	7,945,110